Derivative Financial Instruments and Hedge Accounting_Interest Rate Benchmark Reform(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Exposure to Hedging Relationships Related to the Interest Rate Benchmark Reform [Line Items]
Description of Interest Rate Benchmark Reform	The Group's exposure to hedging relationships related to the interest rate benchmark reform as of December 31, 2020, is as follows. The USD LIBOR interest rate will be replaced by the Secured Overnight Financing Rate ("SOFR") based on actual transactions starting in 2022 and the KRW CD rate is currently under consideration for improving the calculation methodology. In this hedging relationship, the Group assumed that the spread to be changed on a SOFR basis in 2022 would be similar to that included in the interest rate swap used as a hedging instrument, and no other changes were assumed.
KRW CD 3M
Exposure to Hedging Relationships Related to the Interest Rate Benchmark Reform [Line Items]
Description of Interest Rate Benchmark	CD#3M
Carrying Amount of Non-derivative Assets	₩ 1,807,701
Carrying Amount of Non-derivative Liabilities	3,623,161
Notional amount of hedging instruments	₩ 5,430,000
USD LIBOR 3M
Exposure to Hedging Relationships Related to the Interest Rate Benchmark Reform [Line Items]
Description of Interest Rate Benchmark	USD#LIBOR#3M
Carrying Amount of Non-derivative Assets	₩ 78,083
Carrying Amount of Non-derivative Liabilities	3,276
Notional amount of hedging instruments	₩ 82,907
USD LIBOR 6M
Exposure to Hedging Relationships Related to the Interest Rate Benchmark Reform [Line Items]
Description of Interest Rate Benchmark	USD#LIBOR#6M
Carrying Amount of Non-derivative Assets	₩ 213
Carrying Amount of Non-derivative Liabilities	10
Notional amount of hedging instruments	₩ 206